                              BT INVESTMENT FUNDS
                                One South Street
                           Baltimore, Maryland 21202

                                  May 4, 2001

EDGAR Operations Branch
Securities and Exchange Commission
Division of Investment Management
450 Fifth Street, Northwest
Washington, DC 20549

RE:  BT INVESTMENT FUNDS (the "Trust")
     Cash Management Fund Investment
     Tax Free Money Fund Investment
     NY Tax Free Money Fund Investment
     Treasury Money Fund Investment
     Quantitative Equity Fund Investment
     1933 Act File No. 33-07404
     1940 Act File No. 811-4760

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the above-named Trust hereby certifies that the definitive forms of the prospectus and statement of additional information, dated April 30, 2001, do not differ from the forms of the prospectus and statement of additional information contained in the registration statement for the Trust electronically filed under Rule 485(b) as Post-Effective Amendment No. 82 on April 30, 2001.

If you have any questions regarding this certification, please call Fran Pollack-Matz at (410) 895-3288.

                    Very truly yours,

                    /s/ Daniel O. Hirsch


                    Daniel O. Hirsch
                    Secretary